Interest expense and other financial income & expense	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Interest expense and other financial income & expense	Interest expense and other financial income & expense
Interest expense

($ millions)	2020	2019	2018
Interest expense on financial debts	(94)	(81)	(10)
Interest expense from discounting long-term liabilities	(17)	(21)	(9)
Interest expense on lease liabilities(1)	(13)	(11)	(5)
Total interest expense	(124)	(113)	(24)
(1)     For the year ended December 31, 2018, interest expense on finance leases was included in "Interest expense on lease liabilities".
Other financial income & expense

($ millions)	2020	2019	2018
Interest income	6	8	2
Loss on extinguishment of financial debt	—	(4)	—
Other financial expense	(9)	(18)	(3)
Monetary loss from hyperinflation accounting	(4)	(2)	(1)
Currency result, net	(22)	(16)	(26)
Total other financial income & expense	(29)	(32)	(28)